Financial Assets Pledged as Collateral	12 Months Ended
Dec. 31, 2021
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Financial Assets Pledged as Collateral
NOTE 12. FINANCIAL ASSETS PLEDGED AS COLLATERAL

The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.21	12.31.20
Deposits as Collateral	16,394,982	10,414,132
Special Accounts as Collateral—Argentine Central Bank	18,517,152	17,274,590
Trust as Collateral	—	563,692
Forward Purchases of monetary regulatory instruments	323,534	—

Total	35,235,668	28,252,414

The restricted availability assets are detailed in Note 52.2.